YieldMax Gold Miners Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 2.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.1%
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $80.50	$37,050,000	5,000	$67,500
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $77.50	244,455,900	32,990	1,962,905
VanEck Gold Miners ETF, Expiration: 9/18/2026; Exercise Price: $90.01	207,405,900	27,990	2,215,129
			4,245,534

TOTAL PURCHASED OPTIONS (Cost $9,868,389)			4,245,534

SHORT-TERM INVESTMENTS - 120.0%
Money Market Funds - 5.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		10,761,508	10,761,508

U.S. Treasury Bills - 114.8%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$58,286,000	58,268,539
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		58,077,000	57,896,461
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		32,984,000	32,738,368
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		44,747,000	44,144,509
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		45,870,000	44,917,758
			237,965,635

TOTAL SHORT-TERM INVESTMENTS (Cost $248,705,930)			248,727,143

TOTAL INVESTMENTS - 122.1% (Cost $258,574,319)			$252,972,677
Liabilities in Excess of Other Assets - (22.1)%			(45,750,109)
TOTAL NET ASSETS - 100.0%			$207,222,568

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $25,286,981.

YieldMax Gold Miners Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (23.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.0)%
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $80.50	$(37,050,000)	(5,000)	$(67,500)
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $77.50	(37,050,000)	(5,000)	(297,500)
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $75.00	(207,405,900)	(27,990)	(3,722,670)
			(4,087,670)

Put Options - (21.8)%
VanEck Gold Miners ETF, Expiration: 9/18/2026; Exercise Price: $90.01	(207,405,900)	(27,990)	(45,167,463)

TOTAL WRITTEN OPTIONS (Premiums received $43,397,866)			$(49,255,133)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.